Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
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Details of Bank Debt

	December 31	December 31
(in thousands)	2020	2019

Current portion	$-	$-
Long-term portion	195,000	874,500

Gross bank debt outstanding 1	$195,000	$874,500

1)	There is $5 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 25).

Summary of Lease Liabilities Explanatory
The lease liability relative to the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31
(in thousands)	2020	2019

Current portion	$773	$724
Long-term portion	2,864	3,528

Total lease liabilities	$3,637	$4,252

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis of these leases is as follows:

December 31
(in thousands)	2020

Not later than 1 year	$773

Later than 1 year and not later than 5 years	2,864
Later than 5 years	-

Total lease liabilities	$3,637

Summary of Company's Finance Costs
A summary of the Company’s finance costs relative to the above facilities during the period is as follows:

	Years Ended December 31

(in thousands)	Note	2020	2019

Interest Expense During Period

Average principal outstanding during period		$601,112	$1,099,846

Average effective interest rate during period	17.1	2.03%	4.07%

Total interest expense incurred during period		$12,226	$44,767

Costs related to undrawn credit facilities	17.1	4,349	3,834

Interest expense - lease liabilities	17.2	140	175

Letters of guarantee		-	(46)

Total finance costs		$16,715	$48,730